Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Senior Notes due 2035
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,885,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,532.39
Offering Note	This filing fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 457(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for the Registration Statement No. 333-289469 filed on August 11, 2025.